Related Party Balances and Transactions - Acceptance of advertising service (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 87,685	¥ 32,103
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	61,171	7,539
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	20,404	20,527
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	4,159	2,702
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	1,594	263
Beijing Yiche Information Science and Technology Co., Ltd
Related Party Transaction [Line Items]
Acceptance of advertising service	234	379
Shanghai Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service	¥ 123
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of advertising service		¥ 693